GENERAL INFORMATION (Details) $ in Millions, ₽ in Billions	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 RUB (₽)	Apr. 30, 2020 USD ($)
Disclosure of general information [line items]
Other comprehensive income, net of tax, exchange differences on translation	$ (94)	$ 34	$ 486	$ (22)
RUB100bn bilateral facility
Disclosure of general information [line items]
Undrawn borrowing facilities | ₽					₽ 100.0
Borrowings | ₽					87.5
RUB100bn bilateral facility | VEON Holdings B.V.
Disclosure of general information [line items]
Undrawn borrowing facilities	1,450		1,450		100.0
Borrowings	1,281		1,281		87.5
MTN unsecured notes | VEON Holdings B.V.
Disclosure of detailed information about financial instruments [table]
Bonds issued	288		288		20.0
Disclosure of general information [line items]
Bonds issued	$ 288		$ 288		₽ 20.0
MTN unsecured notes | VEON Holdings B.V. | Maximum
Disclosure of detailed information about financial instruments [table]
Bonds issued						$ 6,500
Disclosure of general information [line items]
Bonds issued						$ 6,500